Treasury Stock - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Capitalization, Equity [Line Items]
Share Repurchase Plan, shares repurchased (in shares)	20,690,892	4,893,150	0
American Depository Shares
Schedule of Capitalization, Equity [Line Items]
Share Repurchase Plan, shares repurchased (in shares)	3,448,482	815,525	0
Business acquisition, shares issued	0	223,161	146,372